Acquisitions (Details 6) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Total Assets Acquired	$ 1,480,000	$ 1,480,000
Intellectual Property [Member]
Total Assets Acquired	30,842	30,842
Assets Net [Member]
Total Assets Acquired	34,708	34,708
Customer Lists [Member]
Total Assets Acquired	77,295	77,295
Trademarks [Member]
Total Assets Acquired	19,475	19,475
Goodwill [Member]
Total Assets Acquired	$ 1,317,680	$ 1,317,680